NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (18,946,370)	$ (79,971,847)	$ (73,177,935)
Accretion of convertible redeemable preferred shares to redemption value			(28,553)
Net loss attributable to ordinary shareholders	$ (18,946,370)	$ (79,971,847)	$ (73,206,488)
Denominator:
Weightedaverage number of ordinary shares outstanding-basic	54,737,530	54,135,084	50,032,009
Weightedaverage number of ordinary shares outstanding-diluted	54,737,530	54,135,084	50,032,009
Net Loss per share-basic	$ (0.35)	$ (1.48)	$ (1.46)
Net Loss per share- diluted	$ (0.35)	$ (1.48)	$ (1.46)